Convertible Notes (Details) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Mar. 25, 2025	Jan. 30, 2025	Oct. 30, 2024	May 12, 2024	Apr. 30, 2024	Jun. 06, 2023	Feb. 04, 2023	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Aug. 13, 2024	Aug. 31, 2022	Jun. 30, 2022	Jan. 31, 2022
Convertible Notes [Line Items]
Issuance of convertible notes								$ 718							$ 718	$ 718	$ 718
Converted share (in Shares)			70
Convertible loan amount					$ 250									$ 60
Annual rate								4.00%
Received proceeds									$ 310
Issued ordinary shares (in Shares)						359,498
Gross proceeds						$ 407			$ 266		256
Converted shares (in Shares)						529
2023 Convertible Notes [Member]
Convertible Notes [Line Items]
Issuance of convertible notes							$ 180
Convertible loan par value (in Dollars per share)							$ 180
Annual interest rate							4.00%
Maturity date								Aug. 04, 2023
Financing amount							$ 500
Discounted percentage							20.00%	20.00%
Converted share (in Shares)				132
April 2024 Convertible Loan [Member]
Convertible Notes [Line Items]
Issuance of convertible notes								$ 250
Maturity date								Apr. 10, 2026
Convertible Loan [Member]
Convertible Notes [Line Items]
Accrued interest					$ 250
August 2024 Convertible Loan [Member]
Convertible Notes [Line Items]
Convertible loan par value (in Dollars per share)								$ 60,000
Maturity date								Aug. 13, 2026
2022 Convertible Notes [Member]
Convertible Notes [Line Items]
Maturity date								Jul. 31, 2023
Financing amount								$ 300
Discounted percentage								20.00%
Convertible Debt [Member]
Convertible Notes [Line Items]
Received proceeds											$ 70		$ 648
IPO [Member]
Convertible Notes [Line Items]
Discounted percentage								0.00%
Contractual discount percentage								20.00%
Issued ordinary shares (in Shares)			639
Ordinary Shares [Member]
Convertible Notes [Line Items]
Issued ordinary shares (in Shares)	110	133	70			240			41	[1]	302	[1]

[1]	After giving effect to the share splits and the reverse share splits, see also note 8.